PREPAYMENTS AND OTHER RECEIVABLES	6 Months Ended
Jun. 30, 2022
PREPAYMENTS AND OTHER RECEIVABLES
PREPAYMENTS AND OTHER RECEIVABLES

5. PREPAYMENTS AND OTHER RECEIVABLES

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
Prepayments:
- Prepayments to CRO vendors	79,568	70,560	10,534
- Prepayments for other services	906	11,850	1,769
- Prepayments to an affiliate (Note 19)	8,079	—	—
Value-added tax recoverable	89,578	15,725	2,348
Rental deposits	616	2,000	299
Others	12,077	869	130
	190,824	101,004	15,080